Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
19.	Stock-Based Compensation

Stock Options

The Company recorded no stock compensation expense for the nine-months ended September 30, 2023 and the year ended December 31, 2022 related to stock options. All stock-based compensation expense is included in selling, general and administrative expense in the consolidated statements of operations.

The Company did not grant any stock options during the nine-month period ended September 30, 2023.

The following table summarizes stock option activity for the period ended September 30, 2023 and the year ended December 31, 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(in thousands)
Outstanding, December 31,2021	43,000	$2.98
Granted	—	—
Exercised	—	—
Expired or Forfeited	—	—
Outstanding, December 31, 2022	43,000	$2.98	8.9	15
Granted	—	—	—	—
Exercised	—	—	—	—
Expired or Forfeited	(3,000)	2.98	—	—
Outstanding - September 30, 2023	40,000	$2.98	8.2	28
Exercisable - September 30, 2023	40,000	$2.98	8.2	28

There was no unrecognized compensation cost related to stock options.

Restricted Stock Awards

No RSA were issued by the Company in as of September 30, 2023 or in the year 2022.

The Company recorded no stock-based compensation expense for the period ended September 30, 2023 and 2022. All stock-based compensation expense is included in selling, general and administrative expense in the consolidated statements of operations.

19.	Stock-Based Compensation

In June 2019, the Board of Directors approved the Company’s 2019 Stock Incentive Plan (the “2019 Plan”). The 2019 Plan provides for the grant of non-statutory stock options, incentive stock options, stock appreciation rights, stock grants, and stock units (collectively, the “Awards”). Awards may be granted under the 2019 Plan to our employees, directors, and consultants (collectively, the “Participants”). The maximum number of shares of common stock available for issuance under the 2019 Plan is 1,350,000. The shares of common stock subject to stock awards granted under the 2019 Plan that expire, are forfeited because of a failure to vest, or otherwise terminated without being exercised in full will return to the 2019 Plan and be available for issuance under the 2019 Plan.

On November 23, 2020, the Company issued all of the 1,350,054 stock grants to the Company’s employees under the Corporation’s 2019 Stock Incentive Plan, immediately 100% vested and issued. There was no quoted price at the time of issuance as the Company was private. The Company took the last quoted price from the OTC Market on November 11th, 2020, which was $0.015 post-split to determine the value of the stock compensation of $20 thousand.

In December 2021, the Board of Directors approved the Company’s Employee Share Option Plan (the “2021 Plan”). The 2021 Plan provides for the grant of incentive stock options and non-statutory stock options (collectively, the “Awards”). Awards may be granted under the 2021 Plan to our employees, directors, and contractors (collectively, the “Participants”). The maximum number of options of common stock available for issuance under the 2021 Plan is 2.5 million. On December 8, 2021, the Company granted 43,000 stock options to the Company’s directors, employees, and consultants under the 2021 Plan, which immediately vested on the grant date and have a contractual term of 10 years.

Stock Options

The Company recorded no stock compensation expense for the year ended December 31, 2022 and $56 thousand related to stock options for the year ended December 31, 2021. All stock-based compensation expense is included in selling, general and administrative expense in the consolidated statements of operations.

The following table summarizes the assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2022 by using the Black-Scholes-Merton stock option pricing valuation model. The Company did not grant any stock options during the year ended December 31, 2021.

Weighted-average risk-free interest rate	1.27%
Expected term (in years)	5.0
Expected volatility	49%
Dividend yield	0%

The following table summarizes stock option activity for the year ended December 31, 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(in thousands)
Outstanding, December 31,2020	—	—
Granted	43,000	$2.98
Exercised	—	—
Expired or Forfeited	—	—
Outstanding, December 31, 2021	43,000	$2.98	9.9	15
Granted	—	—	—	—
Exercised	—	—	—	—
Expired or Forfeited	—	—	—	—
Outstanding - December 31, 2022	43,000	$2.98	8.9	15
Exercisable - December 31, 2022	43,000	$2.98	8.9	15

The weighted-average grant-date fair value of stock options granted was $1.31 for the year ended December 31, 2022. The total fair value of options vested during the years ended December 31, 2022 and 2021 was $0 and $56 thousand, respectively. As of December 31, 2022, there was no unrecognized compensation cost related to stock options.

Restricted Stock Awards

During the years ended December 31, 2022 and December 31, 2021 no RSAs were granted by the Company.

The Company recorded no stock-based compensation expense for the year ended December 31, 2022 and $419 thousand related to RSAs for the year ended 2021. All stock-based compensation expense is included in selling, general and administrative expense in the consolidated statements of operations. As of December 31, 2021, there was an immaterial amount of unrecognized compensation cost related to nonvested RSAs, which was recognized in 2021.